ACQUISITION AND OTHER VENTURE	12 Months Ended
Dec. 31, 2020
ACQUISITION AND OTHER VENTURE [abstract]
Disclosure of acquisition and other venture

4.        ACQUISITION AND OTHER VENTURE

           2020

           During 2020, the Company did not enter into material acquisitions.

            2019

On 7 June 2019, the Company and CEPR Limited (“CEPR”), a wholly-owned subsidiary of the Company, entered into a share purchase agreement with Joint Stock Company Novatek (“JSC Novatek”) and Ekropromstroy Limited Liability Company (“Ekropromstroy”), a wholly-owned subsidiary of JSC Novatek, pursuant to which, CEPR shall acquire a 10% equity interest in Arctic LNG 2 LLC held by Ekropromstroy. The acquisition was completed on July 19, 2019. The Company has the ability to participate in the financial and operating policy decisions through the voting power of its share ownership interest at general meetings of shareholders, which is the decision-making institution of Arctic LNG 2 LLC. It is therefore determined that the Company has significant influence, and recognized Arctic LNG 2 LLC as an associate and accounted for its participation interest using the equity method. The total consideration comprised a cash consideration of US$903 million paid in 2019, a deferred consideration of US$820 million paid in 2020, and a series of contingent payments, which were capped at US$920 million, based on the date on which the LNG facility train 1 achieves operational start-up and future oil prices.

On August 1, 2019, CNOOC China Limited (“CNOOC China”), a wholly-owned subsidiary of the Company, entered into an equity transfer agreement with CNOOC, pursuant to which, CNOOC China shall acquire the 100% equity interest in China United Coalbed Methane Corporation Limited (“CUCBM”) held by CNOOC at a total consideration of approximately RMB5.335 billion, which was settled in cash by CNOOC China. The acquisition was completed on October 11, 2019 and CUCBM became an indirect wholly-owned subsidiary of the Company.

Since the Group and CUCBM are under common control of CNOOC, the Group’s acquisition of CUCBM was accounted for as a combination of entities under common control. Accordingly, the assets and liabilities of CUCBM were accounted for at historical amounts and consolidated financial statements of the Group prior to the acquisition were combined with the financial statements of CUCBM. The consideration for the acquisition was accounted for as an equity transaction in the consolidated statement of changes in equity.